Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	¥ (211,437)	$ (29,780)	¥ (185,105)
Less: Accumulated impairment	(7,223)	(1,017)	(8,688)
Property and equipment, net	53,884	7,589	58,727
Electronic equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	64,254	9,050	61,894
AI related equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	159,898	22,521	153,580
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	19,186	2,702	14,544
Office equipment and fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	20,881	2,941	19,532
Mold and tooling
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	5,516	777
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	2,690	379	2,922
Construction in progress
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	¥ 119	$ 16	¥ 48